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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment  [ ]           Amendment No.:    _______
      This Amendment (Check only one): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Bayard D. Waring
Address: c/o Amelia Peabody Foundation
         One Hollis Street
         Wellesley, MA 02482

Form 13F File Number: 028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Bayard D. Waring
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Bayard D. Waring   Gloucester, Massachusetts   January 26, 2001
----------------------------------------------------------------------------

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No.    Name

28-05989             Amelia Peabody Foundation


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:     $ 8,316 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No.  Name

1.       28-05993           Philip B. Waring








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                           FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
NAME OF ISSUER        TITLE OF CLASS     CUSIP       VALUE     SHRS OR    SH/PUT/    INVESTMENT      OTHER      VOTING AUTHORITY
                                                   (X $1000)   PRN AMT   PRN CALL    DISCRETION     MANAGERS  SOLE    SHARED  NONE
Alliance Resource       Common         01877R108      127      10,000       SH      Shared - Other     1      10,000

Amerigas Partners
Common Units            Common         030975106       61       4,000       SH      Shared - Other     1       4,000

Apple Computer          Common         037833100      407       3,000       SH      Shared - Other     1       3,000

Applied Materials Inc   Common         038222105      566       6,000       SH      Shared - Other     1       6,000

AXA Financial           Common         002451102      179       5,000       SH      Shared - Other     1       5,000

BMC Software            Common         055921100       99       2,000       SH      Shared - Other     1       2,000

BP Prudhoe              Common         055630107      105      10,000       SH      Shared - Other     1      10,000

Cendant Corp Income
Prides 7.5% Conv PFD    Preferred      151313301      230       8,000       SH      Shared - Other     1       8,000

Cisco Systems Inc       Common         17275R102      773      10,000       SH      Shared - Other     1      10,000

Citigroup               Common         172967101      180       3,000       SH      Shared - Other     1       3,000

Cypress Comm            Common         232743104       12         500       SH      Shared - Other     1         500

Duff & Phelps
Util & Corp BD TR       Common         26432K108       28       2,500       SH      Shared - Other     1       2,500

EGlobe, Inc.            Common         282339100       57       6,000       SH      Shared - Other     1       6,000

EMC                     Common         268648102      504       4,000       SH      Shared - Other     1       4,000

Global Crossing         Common         G3921A100      164       4,000       SH      Shared - Other     1       4,000


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
Hospitality Prop        Common         44106M102      162       8,000       SH      Shared - Other     1       8,000

Intel Corp              Common         458140100      528       4,000       SH      Shared - Other     1       4,000

JDS Uniphase            Common         46612J101      603       5,000       SH      Shared - Other     1       5,000

Johnson & Johnson       Common         478160104       49         700       SH      Shared - Other     1         700

Kinder Morgan Energy
Partners LP Unit LTD
Partnership Int         Common         494550106      119       3,000       SH      Shared - Other     1       3,000

MCI Worldcom            Common         55268B106      340       7,500       SH      Shared - Other     1       7,500

Medicis Pharm           Common         584690309      120       3,000       SH      Shared - Other     1       3,000

Microsoft               Common         594918104      531       5,000       SH      Shared - Other     1       5,000

Nextcard                Common         65332K107       30       2,000       SH      Shared - Other     1       2,000

Nextel Partners         Common         65333F107       12         400       SH      Shared - Other     1         400

Nextel Comm             Common         65332V103      593       4,000       SH      Shared - Other     1       4,000

Oracle Corp             Common         68389X105      468       6,000       SH      Shared - Other     1       6,000

Patterson Energy        Common         703414102      159       5,000       SH      Shared - Other     1       5,000

Solectron               Common         834182107      161       4,000       SH      Shared - Other     1       4,000

Sun Microsystems Inc    Common         866810104      469       5,000       SH      Shared - Other     1       5,000

T&E Theatre.com         Common         872140108        7       5,000       SH      Shared - Other     1       5,000

Titan Corp.             Common         888266103      153       3,000       SH      Shared - Other     1       3,000

Tyco                    Common         902124106      301       6,000       SH      Shared - Other     1       6,000

WFS Finan               Common         92923B106       19       1,000       SH      Shared - Other     1       1,000
                                                     8316